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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Equity Dividend Fund
ING Growth Opportunities Fund
ING Mid Cap Value Fund
ING MidCap Opportunities Fund
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING Value Choice Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of February 29, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Consumer Discretionary: 10.2%
186,500		Comcast Corp. — Class A	$5,479,370	2.6
51,042	@	Delphi Automotive PLC	1,633,344	0.8
50,200		Garmin Ltd.	2,368,938	1.1
77,600		Lowe’s Cos., Inc.	2,202,288	1.0
74,400		Macy’s, Inc.	2,824,968	1.3
153,100		Newell Rubbermaid, Inc.	2,801,730	1.3
161,482		Regal Entertainment Group	2,231,681	1.0
52,500		Wyndham Worldwide Corp.	2,309,475	1.1
			21,851,794	10.2
		Consumer Staples: 8.6%
89,000		Altria Group, Inc.	2,678,900	1.3
78,100		Coca-Cola Enterprises, Inc.	2,257,090	1.1
91,500		ConAgra Foods, Inc.	2,401,875	1.1
32,600		JM Smucker Co.	2,455,432	1.1
128,100		Procter & Gamble Co.	8,649,312	4.0
			18,442,609	8.6
		Energy: 12.1%
111,200		Arch Coal, Inc.	1,508,984	0.7
59,100		Chevron Corp.	6,448,992	3.0
25,500		Diamond Offshore Drilling	1,745,985	0.8
75,700		EnCana Corp.	1,544,280	0.7
29,700		Ensco International PLC ADR	1,731,510	0.8
85,100		ExxonMobil Corp.	7,361,150	3.4
45,400		Royal Dutch Shell PLC - Class A ADR	3,318,286	1.6
83,100		Statoil ASA ADR	2,366,688	1.1
			26,025,875	12.1
		Financials: 24.4%
95,500		AllianceBernstein Holding LP	1,337,000	0.6
49,000		Ameriprise Financial, Inc.	2,732,240	1.3
64,400		Axis Capital Holdings Ltd.	1,986,740	0.9
95,000		BB&T Corp.	2,778,750	1.3
154,100		Blackstone Group LP	2,407,042	1.1
90,200		Citigroup, Inc.	3,005,464	1.4
46,400		Entertainment Properties Trust	2,111,200	1.0
157,300		Fifth Third Bancorp.	2,140,853	1.0
200,400		First Niagara Financial Group, Inc.	1,915,824	0.9
186,500		JPMorgan Chase & Co.	7,318,260	3.4
219,200		MFA Mortgage Investments, Inc.	1,600,160	0.7
188,100		People’s United Financial, Inc.	2,368,179	1.1
36,200		PNC Financial Services Group, Inc.	2,154,624	1.0
58,700		Prudential Financial, Inc.	3,590,092	1.7
34,900		Travelers Cos., Inc.	2,023,153	0.9
106,800		US Bancorp.	3,139,920	1.5
86,000		Weingarten Realty Investors	2,141,400	1.0
169,500		Wells Fargo & Co.	5,303,655	2.5
116,300		XL Group PLC	2,419,040	1.1
			52,473,596	24.4
		Health Care: 12.0%
95,300		Aetna, Inc.	4,456,228	2.1
28,400		Baxter International, Inc.	1,650,892	0.8
52,700		Cardinal Health, Inc.	2,189,685	1.0
55,200		Medtronic, Inc.	2,104,224	1.0
179,900		Merck & Co., Inc.	6,866,783	3.2
402,400		Pfizer, Inc.	8,490,640	3.9
			25,758,452	12.0
		Industrials: 3.9%
34,100		Boeing Co.	2,555,795	1.2
44,100		General Dynamics Corp.	3,229,443	1.5
23,500		Union Pacific Corp.	2,590,875	1.2
			8,376,113	3.9
		Information Technology: 9.8%
251,800		Applied Materials, Inc.	3,082,032	1.4
237,200		Intel Corp.	6,375,936	3.0
139,800		Jabil Circuit, Inc.	3,611,034	1.7
194,000		Microsoft Corp.	6,157,560	2.9
65,300		Seagate Technology	1,714,778	0.8
			20,941,340	9.8
		Materials: 3.1%
32,900		EI Du Pont de Nemours & Co.	1,672,965	0.8
53,500		Freeport-McMoRan Copper & Gold, Inc.	2,276,960	1.0
62,200		Nucor Corp.	2,707,566	1.3
			6,657,491	3.1
		Telecommunications: 5.9%
253,100		AT&T, Inc.	7,742,329	3.6
122,288		CenturyTel, Inc.	4,922,092	2.3
			12,664,421	5.9
		Utilities: 6.3%
150,100		CenterPoint Energy, Inc.	2,925,449	1.4
34,000		DTE Energy Co.	1,835,660	0.8
43,300		Entergy Corp.	2,885,079	1.3
140,300		Great Plains Energy, Inc.	2,775,134	1.3
111,700		UGI Corp.	3,155,525	1.5
			13,576,847	6.3
		Total Common Stock
		(Cost $184,402,923)	206,768,538	96.3

PORTFOLIO OF INVESTMENTS
Ing Equity Dividend Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.6%
19,736		iShares Russell 1000 Value Index Fund	$1,351,916	0.6
		Total Exchange-Traded Funds
		(Cost $1,343,263)	1,351,916	0.6
		Total Long-Term Investments
		(Cost $185,746,186)	208,120,454	96.9
SHORT-TERM INVESTMENTS: 3.2%
		Mutual Funds: 3.2%
6,924,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $6,924,000)	6,924,000	3.2
		Total Short-Term Investments
		(Cost $6,924,000)	6,924,000	3.2
		Total Investments in Securities (Cost $192,670,186)	$215,044,454	100.1
		Liabilities in Excess of Other Assets	(236,568)	(0.1)
		Net Assets	$214,807,886	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $193,405,328.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$24,030,982
		Gross Unrealized Depreciation	(2,391,856)
		Net Unrealized Appreciation	$21,639,126

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/29/2012
Asset Table
Investments, at value
Common Stock*	$206,768,538	$—	$—	$206,768,538
Exchange-Traded Funds	1,351,916	—	—	1,351,916
Short-Term Investments	6,924,000	—	—	6,924,000
Total Investments, at value	$215,044,454	$—	$—	$215,044,454

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended February 29, 2012.

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of February 29, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 16.0%
23,099	@	Bed Bath & Beyond, Inc.	$1,379,934	1.3
40,400		Brinker International, Inc.	1,114,636	1.0
15,790		Coach, Inc.	1,181,724	1.1
59,640		Foot Locker, Inc.	1,739,699	1.6
33,850		Harley-Davidson, Inc.	1,576,733	1.5
60,540		International Game Technology	909,311	0.9
31,445	@	Michael Kors Holdings Ltd.	1,359,996	1.3
3,690	@	Priceline.com, Inc.	2,313,704	2.2
29,690		Scripps Networks Interactive - Class A	1,341,988	1.3
47,000		Starbucks Corp.	2,282,320	2.2
38,690		Wyndham Worldwide Corp.	1,701,973	1.6
			16,902,018	16.0
		Consumer Staples: 11.8%
59,940		Coca-Cola Enterprises, Inc.	1,732,266	1.6
35,450		ConAgra Foods, Inc.	930,563	0.9
18,670		Costco Wholesale Corp.	1,606,740	1.5
20,200		Herbalife Ltd.	1,337,442	1.3
20,160	@	Monster Beverage Corp.	1,152,950	1.1
41,057		Philip Morris International, Inc.	3,429,081	3.2
38,387		Wal-Mart Stores, Inc.	2,267,904	2.2
			12,456,946	11.8
		Energy: 9.6%
53,460	@	Denbury Resources, Inc.	1,064,389	1.0
18,430		ExxonMobil Corp.	1,594,195	1.5
37,150		Halliburton Co.	1,359,318	1.3
27,477		HollyFrontier Corp.	896,575	0.8
68,400	@	Key Energy Services, Inc.	1,166,904	1.1
19,840		National Oilwell Varco, Inc.	1,637,395	1.6
28,870		Royal Dutch Shell PLC - Class A ADR	2,110,108	2.0
8,750		World Fuel Services Corp.	364,525	0.3
			10,193,409	9.6
		Financials: 4.5%
10,860		Blackrock, Inc.	2,161,140	2.0
34,390		Lazard Ltd.	1,047,519	1.0
45,210	@	MSCI, Inc. - Class A	1,599,530	1.5
			4,808,189	4.5
		Health Care: 9.4%
9,110	@	Biogen Idec, Inc.	1,061,042	1.0
20,830		Cardinal Health, Inc.	865,487	0.8
21,380		Cooper Cos., Inc.	1,699,282	1.6
30,000		Covidien PLC	1,567,500	1.5
39,728		HCA Holdings, Inc.	1,059,546	1.0
12,100		Perrigo Co.	1,247,026	1.2
27,860		St. Jude Medical, Inc.	1,173,463	1.1
21,900	@	Watson Pharmaceuticals, Inc.	1,277,208	1.2
			9,950,554	9.4
		Industrials: 14.2%
17,300		Acuity Brands, Inc.	1,075,887	1.0
24,050		Ametek, Inc.	1,144,780	1.1
44,478		Danaher Corp.	2,349,773	2.2
20,340		Pall Corp.	1,290,573	1.2
20,924		Roper Industries, Inc.	1,914,964	1.8
9,450	@	TransDigm Group, Inc.	1,122,566	1.1
43,770		Tyco International Ltd.	2,268,161	2.1
9,400		Union Pacific Corp.	1,036,350	1.0
17,600		United Technologies Corp.	1,476,112	1.4
42,830		Waste Connections, Inc.	1,392,832	1.3
			15,071,998	14.2
		Information Technology: 29.3%
40,970	@	Adobe Systems, Inc.	1,347,503	1.3
32,050		Analog Devices, Inc.	1,256,680	1.2
14,414	@	Apple, Inc.	7,818,730	7.4
17,250	@	Citrix Systems, Inc.	1,289,265	1.2
3,370	@	Google, Inc. - Class A	2,083,502	2.0
45,150		Jabil Circuit, Inc.	1,166,225	1.1
51,450	@	Lam Research Corp.	2,145,465	2.0
29,600	@	Micros Systems, Inc.	1,537,128	1.5
90,796		Microsoft Corp.	2,881,865	2.7
43,830	@	NetApp, Inc.	1,884,690	1.8
80,893		Oracle Corp.	2,367,738	2.2
58,210	@	QLogic Corp.	1,000,630	0.9
39,470		Qualcomm, Inc.	2,454,245	2.3
20,570	@	Riverbed Technolgoy, Inc.	585,628	0.6
16,840	@	Teradata Corp.	1,120,702	1.1
			30,939,996	29.3
		Materials: 4.2%
22,210		Allegheny Technologies, Inc.	974,353	0.9
6,170		CF Industries Holdings, Inc.	1,147,620	1.1
6,940		Cliffs Natural Resources, Inc.	440,551	0.4
10,070		Monsanto Co.	779,216	0.8
36,350		Packaging Corp. of America	1,077,414	1.0
			4,419,154	4.2
		Total Common Stock
		(Cost $82,423,762)	104,742,264	99.0

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.5%
1,543,700		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,543,700)	$1,543,700	1.5
		Total Short-Term Investments
		(Cost $1,543,700)	1,543,700	1.5
		Total Investments in Securities (Cost $83,967,462)	$106,285,964	100.5
		Liabilities in Excess of Other Assets	(563,219)	(0.5)
		Net Assets	$105,722,745	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $85,101,538.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$22,637,915
		Gross Unrealized Depreciation	(1,453,489)
		Net Unrealized Appreciation	$21,184,426

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/29/2012
Asset Table
Investments, at value
Common Stock*	$104,742,264	$—	$—	$104,742,264
Short-Term Investments	1,543,700	—	—	1,543,700
Total Investments, at value	$106,285,964	$—	$—	$106,285,964

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended February 29, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended February 29, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/29/2012
Asset Table
Investments, at value
Short-Term Investments	$155,055	$—	$(155,055)	$—	$(38,763)	$38,763	$—	$—	$—
Total Investments, at value	$155,055	$—	$(155,055)	$—	$(38,763)	$38,763	$—	$—	$—

As of February 29, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Mid Cap Value Fund	as of February 29, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Consumer Discretionary: 11.8%
32,653	@	ANN, Inc.	$780,080	0.4
16,400	@	Ascena Retail Group, Inc.	633,040	0.4
220,600		Dana Holding Corp.	3,529,600	2.0
8,600		DeVry, Inc.	305,558	0.2
5,300		Family Dollar Stores, Inc.	286,147	0.2
67,100		Jarden Corp.	2,366,617	1.3
49,400		Lennar Corp.	1,154,972	0.7
66,800		Maple Leaf Foods Inc.	763,564	0.4
96,000		Mattel, Inc.	3,114,240	1.8
47,050		Newell Rubbermaid, Inc.	861,015	0.5
24,300		Ross Stores, Inc.	1,295,919	0.7
378,000	@	Samsonite International SA	674,931	0.4
34,777	@	Tenneco, Inc.	1,338,914	0.8
68,600	@	Toll Brothers, Inc.	1,609,356	0.9
31,100	@	TRW Automotive Holdings Corp.	1,422,514	0.8
22,300		Virgin Media, Inc.	561,960	0.3
			20,698,427	11.8
		Consumer Staples: 2.7%
12,300		Bunge Ltd.	828,036	0.5
362,000		China Agri-Industries Holdings Ltd.	272,389	0.2
15,700		Corn Products International, Inc.	900,395	0.5
34,600		Cosan Ltd.	514,502	0.3
11,000	@	Energizer Holdings, Inc.	840,950	0.5
30,600		Molson Coors Brewing Co.	1,344,564	0.7
			4,700,836	2.7
		Energy: 8.3%
12,850		Berry Petroleum Co.	693,386	0.4
22,350	@, L	C&J Energy Services, Inc.	454,152	0.3
27,200	@	Cameron International Corp.	1,515,312	0.9
62,100	@	Cobalt International Energy, Inc.	1,866,726	1.1
13,000		Consol Energy, Inc.	465,660	0.3
5,300		Diamond Offshore Drilling	362,891	0.2
6,700	@	Dresser-Rand Group, Inc.	351,884	0.2
18,900		Ensco International PLC ADR	1,101,870	0.6
8,610		EQT Corp.	456,502	0.3
15,700		Japan Petroleum Exploration Co.	764,383	0.4
39,900	@	Key Energy Services, Inc.	680,694	0.4
76,300	@	Lone Pine Resources, Inc.	566,909	0.3
20,800	@	Newfield Exploration Co.	748,800	0.4
52,354		Noble Corp.	2,103,584	1.2
9,550		Peabody Energy Corp.	333,104	0.2
16,400		QEP Resources, Inc.	559,896	0.3
5,150	@	Swift Energy Co.	154,654	0.1
18,600		Tidewater, Inc.	1,106,700	0.6
6,350		World Fuel Services Corp.	264,541	0.1
			14,551,648	8.3
		Financials: 22.0%
28,000		American Assets Trust, Inc.	602,560	0.3
21,500		Ameriprise Financial, Inc.	1,198,840	0.7
124,745		Ares Capital Corp.	2,079,499	1.2
24,300		BankUnited, Inc.	559,629	0.3
58,800	@	Beneficial Mutual Bancorp, Inc.	533,316	0.3
136,100		BR Properties SA	1,778,474	1.0
43,600		Comerica, Inc.	1,294,484	0.7
19,850		Discover Financial Services	595,699	0.3
31,400	@	E*Trade Financial Corp.	302,382	0.2
15,500		Everest Re Group Ltd.	1,361,675	0.8
172,535		Fifth Third Bancorp.	2,348,201	1.3
33,440		First Midwest Bancorp., Inc.	386,566	0.2
42,700	@	Forest City Enterprises, Inc.	624,274	0.4
29,100		Hartford Financial Services Group, Inc.	602,661	0.3
46,800		HCC Insurance Holdings, Inc.	1,429,272	0.8
197,572		Huntington Bancshares, Inc.	1,154,808	0.7
14,900		Iguatemi Empresa de Shopping Centers S.A.	360,949	0.2
40,900	@	Invesco Ltd.	1,013,093	0.6
358,877	L	KKR Financial Holdings LLC	3,355,500	1.9
9,700	@	LPL Investment Holdings, Inc.	330,770	0.2
9,700		M&T Bank Corp.	791,714	0.5
33,950		New York Community Bancorp., Inc.	441,690	0.3
15,200		PartnerRe Ltd.	964,288	0.6
103,200		People’s United Financial, Inc.	1,299,288	0.7
87,700	@, L	PHH Corp.	1,194,474	0.7
381,700	@	Popular, Inc.	725,230	0.4
75,700		Principal Financial Group, Inc.	2,093,862	1.2
174,900		Regions Financial Corp.	1,007,424	0.6
60,417		Reinsurance Group of America, Inc.	3,484,248	2.0
16,200		Solar Capital Ltd.	372,600	0.2
59,600		TCF Financial Corp.	642,488	0.4
64,500		Tower Group, Inc.	1,486,725	0.8
9,700		Umpqua Holdings Corp.	119,504	0.1
28,800		UnumProvident Corp.	663,840	0.4

PORTFOLIO OF INVESTMENTS
ING Mid Cap Value Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
61,200		Weyerhaeuser Co.	$1,278,468	0.7
			38,478,495	22.0
		Health Care: 5.9%
119,105		Almirall SA	1,011,016	0.6
11,400		AmerisourceBergen Corp.	425,790	0.2
81,600	@	Boston Scientific Corp.	507,552	0.3
55,900	@	Brookdale Senior Living, Inc.	1,041,976	0.6
29,800		Cigna Corp.	1,314,478	0.7
13,550		Humana, Inc.	1,180,205	0.7
50,300	@	Impax Laboratories, Inc.	1,174,505	0.7
89,000	@	Mylan Laboratories	2,086,160	1.2
22,264		UCB S.A.	898,113	0.5
15,000		Universal Health Services, Inc.	669,150	0.4
			10,308,945	5.9
		Industrials: 14.9%
15,700	@	AGCO Corp.	810,591	0.5
46,800		Barnes Group, Inc.	1,296,360	0.7
72,800	@	Delta Airlines, Inc.	714,168	0.4
17,300		Dover Corp.	1,107,546	0.6
15,700	@	Esterline Technologies Corp.	1,019,715	0.6
27,100		Fluor Corp.	1,639,008	0.9
26,000		Gardner Denver, Inc.	1,785,680	1.0
20,700		Hubbell, Inc.	1,557,054	0.9
21,300		KBR, Inc.	773,616	0.4
13,950	@	Kirby Corp.	957,249	0.5
13,600	@	Navistar International Corp.	568,208	0.3
34,429	@	Old Dominion Freight Line	1,498,006	0.9
31,500		Pentair, Inc.	1,212,750	0.7
7,450		Regal-Beloit Corp.	502,875	0.3
74,930		Republic Services, Inc.	2,235,162	1.3
19,700		SPX Corp.	1,440,858	0.8
222,635	@	Swift Transporation Co.	2,609,282	1.5
23,400	@	Teledyne Technologies, Inc.	1,394,640	0.8
11,800	@	Terex Corp.	299,602	0.2
26,300		URS Corp.	1,147,995	0.7
63,800		Werner Enterprises, Inc.	1,545,236	0.9
			26,115,601	14.9
		Information Technology: 9.4%
55,600	@	Arrow Electronics, Inc.	2,232,340	1.3
37,400		Avago Technologies Ltd.	1,406,614	0.8
55,150	@	Avnet, Inc.	1,971,061	1.1
48,500		Booz Allen Hamilton Holding Corp.	892,885	0.5
4,800	@	CACI International, Inc.	283,872	0.2
46,850	@	Fairchild Semiconductor International, Inc.	683,541	0.4
51,900	@	Flextronics International Ltd.	365,895	0.2
40,200		Harris Corp.	1,753,926	1.0
22,600	@	Ingram Micro, Inc.	432,338	0.2
13,500		Linear Technology Corp.	451,980	0.2
65,700	@	Microsemi Corp.	1,374,444	0.8
18,500	@	Sandisk Corp.	915,010	0.5
58,800		Seagate Technology	1,544,088	0.9
42,900	@	Skyworks Solutions, Inc.	1,157,013	0.7
6,300	@	Teradyne, Inc.	103,446	0.1
49,200		Western Union Co.	859,524	0.5
			16,427,977	9.4
		Materials: 12.6%
41,128		Ashland, Inc.	2,614,096	1.5
8,500		Celanese Corp.	404,345	0.2
5,900		CF Industries Holdings, Inc.	1,097,400	0.6
66,849	@	Crown Holdings, Inc.	2,471,407	1.4
16,650		Cytec Industries, Inc.	990,009	0.6
9,800		Eastman Chemical Co.	530,474	0.3
15,200		FMC Corp.	1,504,344	0.9
14,900		Greif, Inc. - Class A	763,029	0.4
178,218		Incitec Pivot Ltd.	619,302	0.4
36,000		International Paper Co.	1,265,400	0.7
106,900	@	Louisiana-Pacific Corp.	873,373	0.5
43,900		Methanex Corp.	1,375,826	0.8
115,100	@	Owens-Illinois, Inc.	2,750,890	1.6
13,000		Packaging Corp. of America	385,320	0.2
12,400		Reliance Steel & Aluminum Co.	666,128	0.4
78,173		Rexam PLC	515,435	0.3
36,891		Schweitzer-Mauduit International, Inc.	2,584,215	1.5
521,500		Yingde Gases	575,900	0.3
			21,986,893	12.6
		Telecommunications: 0.5%
65,500		Windstream Corp.	791,240	0.5
		Utilities: 7.3%
23,300		Alliant Energy Corp.	993,512	0.6
22,600		Cleco Corp.	869,648	0.5
68,250		CMS Energy Corp.	1,461,232	0.8
69,250		Edison International	2,899,498	1.7
60,950		Northeast Utilities	2,188,105	1.2
113,000		NV Energy, Inc.	1,771,840	1.0
47,500		UGI Corp.	1,341,875	0.8
34,100		Wisconsin Energy Corp.	1,162,128	0.7
			12,687,838	7.3
		Total Common Stock
		(Cost $135,208,390)	166,747,900	95.4

PORTFOLIO OF INVESTMENTS
ING Mid Cap Value Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.3%
12,504		iShares Russell Midcap Value Index Fund	$591,064	0.3
		Total Exchange-Traded Funds
		(Cost $569,473)	591,064	0.3
		Total Long-Term Investments
		(Cost $135,777,863)	167,338,964	95.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Securities Lending Collateral(cc)(1): 0.9%
559,732		BNP Paribas Bank, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $559,735, collateralized by various U.S. Government Agency Obligations, 3.000%-5.500%, Market Value plus accrued interest $570,927, due 01/01/22-02/01/42)	$559,732	0.3
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 02/29/12, 0.19%, due 03/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,020,000, due 09/15/24-03/15/47)	1,000,000	0.6
			1,559,732	0.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.4%
2,540,930		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,540,930)	$2,540,930	1.4
		Total Short-Term Investments
		(Cost $4,100,662)	4,100,662	2.3
		Total Investments in Securities (Cost $139,878,525)	$171,439,626	98.0
		Assets in Excess of Other Liabilities	3,416,158	2.0
		Net Assets	$174,855,784	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $140,018,149.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$31,880,047
		Gross Unrealized Depreciation	(458,570)
		Net Unrealized Appreciation	$31,421,477

PORTFOLIO OF INVESTMENTS
ING Mid Cap Value Fund	as of February 29, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/29/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$20,023,496	$674,931	$—	$20,698,427
Consumer Staples	4,428,447	272,389	—	4,700,836
Energy	13,787,265	764,383	—	14,551,648
Financials	38,478,495	—	—	38,478,495
Health Care	8,399,816	1,909,129	—	10,308,945
Industrials	26,115,601	—	—	26,115,601
Information Technology	16,427,977	—	—	16,427,977
Materials	20,276,256	1,710,637	—	21,986,893
Telecommunications	791,240	—	—	791,240
Utilities	12,687,838	—	—	12,687,838
Total Common Stock	161,416,431	5,331,469	—	166,747,900
Exchange-Traded Funds	591,064	—	—	591,064
Short-Term Investments	2,540,930	1,559,732	—	4,100,662
Total Investments, at value	$164,548,425	$6,891,201	$—	$171,439,626

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended February 29, 2012.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 29, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 19.2%
226,979	@	Bed Bath & Beyond, Inc.	$13,559,725	1.9
274,898		Brinker International, Inc.	7,584,436	1.1
118,682		Coach, Inc.	8,882,161	1.3
336,315		Foot Locker, Inc.	9,810,309	1.4
346,086		Harley-Davidson, Inc.	16,120,686	2.3
550,297		International Game Technology	8,265,461	1.2
88,459	@	Liberty Media Corp.	7,951,579	1.1
280,971		Macy’s, Inc.	10,668,469	1.5
250,675	@	Michael Kors Holdings Ltd.	10,841,694	1.6
326,319		Regal Entertainment Group	4,509,729	0.7
133,971		Ross Stores, Inc.	7,144,673	1.0
219,850		Scripps Networks Interactive - Class A	9,937,220	1.4
102,859	L	Weight Watchers International, Inc.	8,020,945	1.1
253,688		Wyndham Worldwide Corp.	11,159,735	1.6
			134,456,822	19.2
		Consumer Staples: 7.0%
424,949		Coca-Cola Enterprises, Inc.	12,281,026	1.7
240,743		ConAgra Foods, Inc.	6,319,504	0.9
124,541		Herbalife Ltd.	8,245,860	1.2
88,348		Hershey Co.	5,362,723	0.8
178,598	@	Monster Beverage Corp.	10,214,020	1.4
93,571	@	Ralcorp Holdings, Inc.	6,980,396	1.0
			49,403,529	7.0
		Energy: 9.9%
135,605	@	Bill Barrett Corp.	3,963,734	0.6
184,917	@	Cameron International Corp.	10,301,726	1.5
348,990	@	Denbury Resources, Inc.	6,948,391	1.0
208,368		HollyFrontier Corp.	6,799,048	1.0
298,733	@	Key Energy Services, Inc.	5,096,385	0.7
112,955		Murphy Oil Corp.	7,222,343	1.0
745,022	@	Precision Drilling Corp.	9,022,216	1.3
155,497		Range Resources Corp.	9,902,049	1.4
170,461	@	Unit Corp.	8,108,830	1.1
57,496		World Fuel Services Corp.	2,395,283	0.3
			69,760,005	9.9
		Financials: 8.0%
64,190	@	Affiliated Managers Group, Inc.	6,829,174	1.0
124,706		Ameriprise Financial, Inc.	6,953,607	1.0
78,419		Digital Realty Trust, Inc.	5,685,377	0.8
442,917		Fifth Third Bancorp.	6,028,100	0.9
61,866		Jones Lang LaSalle, Inc.	5,036,511	0.7
199,753		Lazard Ltd.	6,084,476	0.9
203,371		Marsh & McLennan Cos., Inc.	6,345,175	0.9
183,970	@	MSCI, Inc. - Class A	6,508,859	0.9
262,685		UDR, Inc.	6,572,379	0.9
			56,043,658	8.0
		Health Care: 11.9%
151,590		Aetna, Inc.	7,088,348	1.0
246,945		Agilent Technologies, Inc.	10,771,741	1.5
64,484	@	Alexion Pharmaceuticals, Inc.	5,399,245	0.8
169,140		Cardinal Health, Inc.	7,027,767	1.0
120,434		Cooper Cos., Inc.	9,572,094	1.4
260,334		HCA Holdings, Inc.	6,943,108	1.0
64,877	@	Laboratory Corp. of America Holdings	5,831,794	0.8
90,021		Perrigo Co.	9,277,564	1.3
123,583		St. Jude Medical, Inc.	5,205,316	0.7
68,618	@	Waters Corp.	6,148,173	0.9
180,325	@	Watson Pharmaceuticals, Inc.	10,516,554	1.5
			83,781,704	11.9
		Industrials: 14.7%
169,345		Acuity Brands, Inc.	10,531,565	1.5
199,075		Ametek, Inc.	9,475,970	1.4
128,392	@	BE Aerospace, Inc.	5,885,489	0.8
329,680	@	Corrections Corp. of America	8,261,781	1.2
175,503		Dover Corp.	11,235,702	1.6
57,887		Fluor Corp.	3,501,006	0.5
41,022		Gardner Denver, Inc.	2,817,391	0.4
116,638		Nordson Corp.	6,411,591	0.9
188,117		Pall Corp.	11,936,024	1.7
61,479		Regal-Beloit Corp.	4,149,832	0.6
123,153		Roper Industries, Inc.	11,270,963	1.6
85,435	@	TransDigm Group, Inc.	10,148,824	1.4
242,872		Waste Connections, Inc.	7,898,197	1.1
			103,524,335	14.7
		Information Technology: 20.4%
248,770	@	Adobe Systems, Inc.	8,182,045	1.2
307,032		Analog Devices, Inc.	12,038,725	1.7
153,931	@	Ariba, Inc.	4,844,209	0.7
165,644	@	Citrix Systems, Inc.	12,380,233	1.8
42,753	@	Comverse Technology, Inc.	274,474	0.0
186,019	@	Fortinet, Inc.	5,031,814	0.7
121,218		Intuit, Inc.	7,011,249	1.0
348,012		Jabil Circuit, Inc.	8,989,150	1.3
262,089	@	Lam Research Corp.	10,929,111	1.6
206,348	@	Micros Systems, Inc.	10,715,652	1.5
181,664	@	NetApp, Inc.	7,811,552	1.1
557,854	@	Nvidia Corp.	8,451,488	1.2
426,128	@	QLogic Corp.	7,325,140	1.0

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
167,594	@	Riverbed Technolgoy, Inc.	$4,771,401	0.7
208,457		Seagate Technology	5,474,081	0.8
139,940	@	Teradata Corp.	9,313,007	1.3
556,412		Western Union Co.	9,720,518	1.4
275,007		Xilinx, Inc.	10,156,008	1.4
			143,419,857	20.4
		Materials: 5.2%
198,979		Allegheny Technologies, Inc.	8,729,209	1.2
50,457		CF Industries Holdings, Inc.	9,385,002	1.3
142,903		Cliffs Natural Resources, Inc.	9,071,482	1.3
284,464		Packaging Corp. of America	8,431,513	1.2
15,750		Sigma-Aldrich Corp.	1,130,693	0.2
			36,747,899	5.2
		Telecommunications: 1.8%
263,078	@	SBA Communications Corp.	12,346,251	1.8
		Total Common Stock
		(Cost $605,603,129)	689,484,060	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateral(cc)(1): 1.2%
405,005	Barclays Bank PLC, Repurchase Agreement dated 02/29/12, 0.19%, due 03/01/12 (Repurchase Amount $405,007, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $413,105, due 04/15/12-02/15/42)	$405,005	0.0
1,923,763	Merrill Lynch & Co., Inc., Repurchase Agreement dated 02/29/12, 0.16%, due 03/01/12 (Repurchase Amount $1,923,771, collateralized by various U.S. Government Securities, 0.875%, Market Value plus accrued interest $1,962,245, due 01/31/17)	1,923,763	0.3
1,923,763	Mizuho Securities USA Inc., Repurchase Agreement dated 02/29/12, 0.22%, due 03/01/12 (Repurchase Amount $1,923,775, collateralized by various U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,962,238, due 11/01/20-02/25/44)	1,923,763	0.3
1,923,763	Royal Bank of Canada, Repurchase Agreement dated 02/29/12, 0.18%, due 03/01/12 (Repurchase Amount $1,923,772, collateralized by various U.S. Government Agency Obligations, 4.000%-5.500%, Market Value plus accrued interest $1,962,238, due 07/01/24-08/20/40)	1,923,763	0.3
1,923,763	UBS Warburg LLC, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $1,923,774, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,962,238, due 12/01/21-02/01/42)	1,923,763	0.3
		8,100,057	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
11,306,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $11,306,000)	$11,306,000	1.6
	Total Short-Term Investments
	(Cost $19,406,057)	19,406,057	2.8
	Total Investments in Securities (Cost $625,009,186)	$708,890,117	100.9
	Liabilities in Excess of Other Assets	(6,532,214)	(0.9)
	Net Assets	$702,357,903	100.0

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 29, 2012 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 29, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	Cost for federal income tax purposes is $626,531,033.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$92,364,414
	Gross Unrealized Depreciation	(10,005,330)
	Net Unrealized Appreciation	$82,359,084

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/29/2012
Asset Table
Investments, at value
Common Stock*	$689,484,060	$—	$—	$689,484,060
Short-Term Investments	11,306,000	8,100,057	—	19,406,057
Total Investments, at value	$700,790,060	$8,100,057	$—	$708,890,117

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended February 29, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended February 29, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/29/2012
Asset Table
Investments, at value
Short-Term Investments	$575,409	$—	$(575,409)	$—	$(143,852)	$143,852	$—	$—	$—
Total Investments, at value	$575,409	$—	$(575,409)	$—	$(143,852)	$143,852	$—	$—	$—

As of February 29, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 29, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Consumer Discretionary: 1.5%
261,500	Starwood Hotels & Resorts Worldwide, Inc.	$14,094,850	1.5
	Financials: 96.1%
37,970	Alexandria Real Estate Equities, Inc.	2,722,069	0.3
132,900	American Campus Communities, Inc.	5,468,835	0.6
61,980	Associated Estates Realty Corp.	924,742	0.1
299,169	AvalonBay Communities, Inc.	38,793,244	4.2
506,300	Boston Properties, Inc.	51,414,765	5.6
434,900	BRE Properties, Inc.	21,062,207	2.3
765,200	CBL & Associates Properties, Inc.	13,490,476	1.5
526,500	Colonial Properties Trust	10,803,780	1.2
711,678	CubeSmart	8,027,728	0.9
1,048,000	DDR Corp.	14,808,240	1.6
98,800	Digital Realty Trust, Inc.	7,163,000	0.8
640,100	Douglas Emmett, Inc.	13,486,907	1.5
959,500	Duke Realty Corp.	13,317,860	1.5
694,339	Equity Residential	39,500,946	4.3
111,500	Essex Property Trust, Inc.	15,608,885	1.7
154,200	Federal Realty Investment Trust	14,702,970	1.6
1,261,942	General Growth Properties, Inc.	20,531,796	2.2
791,500	HCP, Inc.	31,264,250	3.4
592,100	Health Care Real Estate Investment Trust, Inc.	32,233,924	3.5
238,700	Highwoods Properties, Inc.	7,638,400	0.8
2,577,355	Host Hotels & Resorts, Inc.	40,670,662	4.4
232,215	Hudson Pacific Properties, Inc.	3,550,567	0.4
290,600	Kilroy Realty Corp.	12,739,904	1.4
1,372,923	Kimco Realty Corp.	25,234,325	2.8
402,500	LaSalle Hotel Properties	10,738,700	1.2
649,600	Liberty Property Trust	22,034,432	2.4
572,125	Macerich Co.	30,889,029	3.4
209,881	Pebblebrook Hotel Trust	4,497,750	0.5
348,700	Post Properties, Inc.	15,227,729	1.7
1,361,102	ProLogis, Inc.	45,814,693	5.0
308,902	Public Storage, Inc.	41,414,491	4.5
745,359	Simon Property Group, Inc.	100,981,237	11.0
402,700	SL Green Realty Corp.	30,625,335	3.4
246,700	Tanger Factory Outlet Centers, Inc.	7,223,376	0.8
252,800	Taubman Centers, Inc.	17,460,896	1.9
955,804	UDR, Inc.	23,914,216	2.6
742,557	Ventas, Inc.	41,523,787	4.5
509,464	Vornado Realty Trust	41,638,493	4.6
		879,144,646	96.1
	Total Common Stock
	(Cost $586,998,408)	893,239,496	97.6
SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
13,708,334	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $13,708,334)	13,708,334	1.5
	Total Short-Term Investments
	(Cost $13,708,334)	13,708,334	1.5
	Total Investments in Securities (Cost $600,706,742)	$906,947,830	99.1
	Assets in Excess of Other Liabilities	8,041,712	0.9
	Net Assets	$914,989,542	100.0

	Cost for federal income tax purposes is $714,774,312.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$192,173,518
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$192,173,518

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 29, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/29/2012
Asset Table
Investments, at value
Common Stock*	$893,239,496	$—	$—	$893,239,496
Short-Term Investments	13,708,334	—	—	13,708,334
Total Investments, at value	$906,947,830	$—	$—	$906,947,830

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended February 29, 2012.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 29, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Consumer Discretionary: 16.0%
43,716		Arbitron, Inc.	$1,461,863	0.8
27,014	@	Arctic Cat, Inc.	993,575	0.5
25,200	@	Bally Technologies, Inc.	1,082,088	0.6
21,700	@	Childrens Place Retail Stores, Inc.	1,101,275	0.6
79,196		Cinemark Holdings, Inc.	1,656,780	0.9
63,690	@	Collective Brands, Inc.	1,147,694	0.6
102,311		Cooper Tire & Rubber Co.	1,698,363	0.9
53,600		Dana Holding Corp.	857,600	0.5
69,300		Finish Line	1,593,207	0.8
24,900		Gildan Activewear, Inc.	622,002	0.3
32,377	@	Hibbett Sporting Goods, Inc.	1,584,854	0.8
36,378	@	Imax Corp.	928,367	0.5
51,300	@	Jack in the Box, Inc.	1,223,505	0.6
45,419	@	Life Time Fitness, Inc.	2,246,878	1.2
24,551	@	LKQ Corp.	782,195	0.4
30,156	@	Lumber Liquidators	660,115	0.4
36,250		Monro Muffler, Inc.	1,662,787	0.9
127,780	@	OfficeMax, Inc.	715,568	0.4
31,600		PF Chang’s China Bistro, Inc.	1,210,912	0.6
33,355		Pool Corp.	1,214,122	0.6
77,500	@	Sally Beauty Holdings, Inc.	1,844,500	1.0
163,000	@	Smith & Wesson Holding Corp.	852,490	0.5
22,963	@	Steiner Leisure Ltd.	1,149,069	0.6
96,431	@	Wet Seal, Inc.	337,508	0.2
33,280		Wyndham Worldwide Corp.	1,463,987	0.8
			30,091,304	16.0
		Consumer Staples: 1.3%
28,700		Casey’s General Stores, Inc.	1,470,301	0.8
11,400		Diamond Foods, Inc.	272,688	0.1
36,650		Flowers Foods, Inc.	701,481	0.4
			2,444,470	1.3
		Energy: 8.1%
60,900	@	Bill Barrett Corp.	1,780,107	0.9
51,500	@, L	C&J Energy Services, Inc.	1,046,480	0.6
65,200	@	Carrizo Oil & Gas, Inc.	1,836,684	1.0
28,600	@	Dril-Quip, Inc.	2,001,714	1.1
86,000	@	Key Energy Services, Inc.	1,467,160	0.8
81,500	@	McMoRan Exploration Co.	1,141,000	0.6
33,500	@	Rosetta Resources, Inc.	1,709,840	0.9
51,700	@	Swift Energy Co.	1,552,551	0.8
31,700	@	Unit Corp.	1,507,969	0.8
29,000		World Fuel Services Corp.	1,208,140	0.6
			15,251,645	8.1
		Financials: 8.8%
13,600	@	Affiliated Managers Group, Inc.	1,446,904	0.8
6,900		Coresite Realty Corp.	147,315	0.1
79,380	@	DFC Global Corp.	1,421,696	0.8
3,300		Digital Realty Trust, Inc.	239,250	0.1
35,837	@	Ezcorp, Inc.	1,128,865	0.6
48,587	@	Financial Engines, Inc.	1,119,930	0.6
38,500	@	FX Alliance, Inc.	520,905	0.3
270,234		Hersha Hospitality Trust	1,359,277	0.7
23,200		Home Properties, Inc.	1,337,016	0.7
28,467	@	Portfolio Recovery Associates, Inc.	1,985,004	1.1
30,241	@	Signature Bank	1,795,106	0.9
26,800	@	SVB Financial Group	1,588,704	0.8
86,800		Tanger Factory Outlet Centers, Inc.	2,541,504	1.3
			16,631,476	8.8
		Health Care: 17.7%
27,100	@	Acorda Therapeutics, Inc.	708,936	0.4
56,651	@	Anthera Pharmaceuticals, Inc.	375,030	0.2
35,600	@	Auxilium Pharmaceuticals, Inc.	703,456	0.4
7,100	@	BioMarin Pharmaceuticals, Inc.	253,825	0.1
9,509	@	Bio-Rad Laboratories, Inc.	969,157	0.5
33,834	@	Centene Corp.	1,651,099	0.9
31,000		Chemed Corp.	1,916,420	1.0
32,700	@	Cubist Pharmaceuticals, Inc.	1,401,522	0.7
23,833	@	Haemonetics Corp.	1,597,526	0.9
69,744	@	Healthsouth Corp.	1,419,988	0.8
56,600	@	Impax Laboratories, Inc.	1,321,610	0.7
53,700	@, L	Incyte Corp., Ltd.	910,752	0.5
44,200	@	InterMune, Inc.	593,164	0.3
11,436	@	IPC The Hospitalist Co., Inc.	415,927	0.2
20,200	@	Luminex Corp.	453,894	0.2
24,300	@	MedAssets, Inc.	347,004	0.2
38,700	@	Medicines Co.	829,341	0.4
18,540	@	Mednax, Inc.	1,379,191	0.7
34,107		Meridian Bioscience, Inc.	614,608	0.3
89,225	@	Merit Medical Systems, Inc.	1,117,097	0.6
26,700	@	Momenta Pharmaceuticals, Inc.	391,422	0.2
92,822	@, L	Nektar Therapeutics	665,534	0.4
32,774	@	Neogen Corp.	1,137,258	0.6
44,200	@	Omnicell, Inc.	659,464	0.4
28,204	@, L	OncoGenex Pharmaceutical, Inc.	450,700	0.2
34,000	@	Onyx Pharmaceuticals, Inc.	1,302,880	0.7
84,700	@	Optimer Pharmaceuticals, Inc.	1,083,313	0.6
50,300		Owens & Minor, Inc.	1,506,988	0.8
44,200	@	PSS World Medical, Inc.	1,070,966	0.6

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
18,100	@	Salix Pharmaceuticals Ltd.	$892,692	0.5
76,562	@, L	Savient Pharmaceuticals, Inc.	153,890	0.1
12,000	@, L	Seattle Genetics, Inc.	221,520	0.1
30,746		Steris Corp.	964,809	0.5
28,600	@	Thoratec Corp.	986,700	0.5
31,299		Universal Health Services, Inc.	1,396,248	0.7
40,393	@	Vanda Pharmaceuticals, Inc.	187,424	0.1
161,422	@	Vical, Inc.	516,550	0.3
34,700	@, L	Vivus, Inc.	780,750	0.4
			33,348,655	17.7
		Industrials: 17.8%
66,416		Actuant Corp.	1,870,939	1.0
40,200		Acuity Brands, Inc.	2,500,038	1.3
10,279	@	Advisory Board Co.	831,982	0.4
26,230	@	Allegiant Travel Co.	1,310,975	0.7
31,892	@	Clean Harbors, Inc.	2,141,867	1.1
42,600	@	EnPro Industries, Inc.	1,610,706	0.9
41,500	@	Genesee & Wyoming, Inc.	2,465,930	1.3
60,900	@	Geo Group, Inc.	1,072,449	0.6
43,257		Gorman-Rupp Co.	1,248,829	0.7
52,095		Healthcare Services Group	1,014,811	0.5
42,800	@	Hexcel Corp.	1,081,556	0.6
34,787	@	HUB Group, Inc.	1,239,461	0.7
99,800		Knight Transportation, Inc.	1,709,574	0.9
25,339		Regal-Beloit Corp.	1,710,382	0.9
41,238		Simpson Manufacturing Co., Inc.	1,229,717	0.7
61,779	@	SYKES Enterprises, Inc.	851,315	0.4
29,800	@	Teledyne Technologies, Inc.	1,776,080	0.9
27,100		Toro Co.	1,835,754	1.0
57,812	@	TrueBlue, Inc.	957,367	0.5
52,266		Waste Connections, Inc.	1,699,690	0.9
22,000		Watsco, Inc.	1,570,580	0.8
41,500		Woodward Governor Co.	1,816,455	1.0
			33,546,457	17.8
		Information Technology: 21.2%
31,700	@	Acme Packet, Inc.	966,216	0.5
56,700		Adtran, Inc.	1,998,675	1.1
77,785	@	Advanced Energy Industries, Inc.	933,420	0.5
23,394	@	Ansys, Inc.	1,478,033	0.8
54,500	@	Ariba, Inc.	1,715,115	0.9
89,200	@, L	Aruba Networks, Inc.	1,925,828	1.0
101,900	@	Aspen Technology, Inc.	2,095,064	1.1
36,988	@	Bankrate, Inc.	881,794	0.5
45,426		Blackbaud, Inc.	1,433,190	0.8
39,400	@	Cardtronics, Inc.	1,047,646	0.6
35,564	@	Concur Technologies, Inc.	2,096,498	1.1
119,538	@	Formfactor, Inc.	610,839	0.3
46,600	@	Fortinet, Inc.	1,260,530	0.7
228,121	@	Integrated Device Technology, Inc.	1,576,316	0.8
36,100		j2 Global, Inc.	1,067,477	0.6
16,500	@	Kenexa Corp.	458,535	0.2
44,000	@	LogMeIn, Inc.	1,621,840	0.9
29,100	@	Micros Systems, Inc.	1,511,163	0.8
43,900		MKS Instruments, Inc.	1,314,805	0.7
58,300	@	Monolithic Power Systems, Inc.	1,083,797	0.6
48,670		National Instruments Corp.	1,294,622	0.7
33,700	@	Netscout Systems, Inc.	715,451	0.4
95,300	@	Parametric Technology Corp.	2,544,510	1.3
36,538	@	Plexus Corp.	1,267,869	0.7
49,500	@	PMC - Sierra, Inc.	340,065	0.2
27,800	@	QLIK Technologies, Inc.	841,506	0.4
31,900	@	Quest Software, Inc.	638,638	0.3
35,100	@	Riverbed Technolgoy, Inc.	999,297	0.5
67,000	@	Semtech Corp.	1,923,570	1.0
12,100	@	SolarWinds, Inc.	450,846	0.2
14,568	@	Taleo Corp.	667,506	0.3
72,000	@	Websense, Inc.	1,296,720	0.7
			40,057,381	21.2
		Materials: 3.4%
31,600		Buckeye Technologies, Inc.	1,079,456	0.6
66,700		Commercial Metals Co.	886,443	0.5
43,300		HB Fuller Co.	1,304,629	0.7
128,700		Hecla Mining Co.	653,796	0.3
19,387		Minerals Technologies, Inc.	1,251,819	0.7
72,700		Worthington Industries	1,226,449	0.6
			6,402,592	3.4
		Telecommunications: 0.7%
50,696		Alaska Communications Systems Group, Inc.	162,227	0.1
23,800	@	SBA Communications Corp.	1,116,934	0.6
			1,279,161	0.7
		Total Common Stock
		(Cost $157,881,413)	179,053,141	95.0

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.7%
54,103		iShares Russell 2000 Growth Index Fund	$5,064,582	2.7

		Total Exchange-Traded Funds
		(Cost $4,705,570)	5,064,582	2.7

		Total Long-Term Investments
		(Cost $162,586,983)	184,117,723	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
		Securities Lending Collateral(cc)(1): 2.1%
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $1,000,000, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.200%-6.500%, Market Value plus accrued interest $1,020,000, due 11/21/12-02/01/42)	$1,000,000	0.5
1,000,000		Goldman Sachs & Co., Repurchase Agreement dated 02/29/12, 0.18%, due 03/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.500%-5.000%, Market Value plus accrued interest $1,020,000, due 02/01/18-05/01/41)	1,000,000	0.6
911,866		Mizuho Securities USA Inc., Repurchase Agreement dated 02/29/12, 0.22%, due 03/01/12 (Repurchase Amount $911,871, collateralized by various U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $930,103, due 11/01/20-02/25/44)	911,866	0.5
1,000,000		UBS Warburg LLC, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,020,000, due 12/01/21-02/01/42)	1,000,000	0.5
			3,911,866	2.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.2%
4,288,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $4,288,000)	$4,288,000	2.2

		Total Short-Term Investments
		(Cost $8,199,866)	8,199,866	4.3

		Total Investments in Securities (Cost $170,786,849)	$192,317,589	102.0
		Liabilities in Excess of Other Assets	(3,706,219)	(2.0)
		Net Assets	$188,611,370	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $173,385,985.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$25,408,132
		Gross Unrealized Depreciation	(6,476,528)
		Net Unrealized Appreciation	$18,931,604

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 29, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/29/2012
Asset Table
Investments, at value
Common Stock*	$179,053,141	$—	$—	$179,053,141
Exchange-Traded Funds	5,064,582	—	—	5,064,582
Short-Term Investments	4,288,000	3,911,866	—	8,199,866
Total Investments, at value	$188,405,723	$3,911,866	$—	$192,317,589

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended February 29, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended February 29, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/29/2012
Asset Table
Investments, at value
Short-Term Investments	$290,336	$—	$(290,336)	$—	$(72,584)	$72,584	$—	$—	$—
Total Investments, at value	$290,336	$—	$(290,336)	$—	$(72,584)	$72,584	$—	$—	$—

As of February 29, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 29, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 85.8%
		Consumer Discretionary: 2.3%
787,000		Best Buy Co., Inc.	$19,438,900	2.3

		Consumer Staples: 4.0%
174,000		Archer-Daniels-Midland Co.	5,428,800	0.7
218,526		Cresud SACIF y A ADR	2,788,392	0.3
350,000	@	Dean Foods Co.	4,291,000	0.5
395,500		Kroger Co.	9,408,945	1.1
202,100		Wal-Mart Stores, Inc.	11,940,068	1.4
			33,857,205	4.0
		Energy: 19.7%
1,277,500		Arch Coal, Inc.	17,335,675	2.1
1,148,860		Cameco Corp.	28,216,002	3.4
1,039,600		Chesapeake Energy Corp.	25,990,000	3.1
353,230		Consol Energy, Inc.	12,652,699	1.5
149,000		Devon Energy Corp.	10,923,190	1.3
362,500		Gazprom OAO ADR	4,803,125	0.6
240,200		Hess Corp.	15,593,784	1.9
681,266		Nexen, Inc.	13,884,201	1.6
243,720		Peabody Energy Corp.	8,500,954	1.0
97,995		Petrobras Argentina SA ADR	1,420,927	0.2
130,640	@	Southwestern Energy Co.	4,318,958	0.5
244,960		Suncor Energy, Inc.	8,803,862	1.0
540,800		Talisman Energy, Inc.	7,436,000	0.9
96,200		Transocean Ltd.	5,131,308	0.6
			165,010,685	19.7
		Financials: 8.3%
436,210	@	American International Group, Inc.	12,746,056	1.5
276,240		Axis Capital Holdings Ltd.	8,522,004	1.0
237,659		CNA Financial Corp.	6,704,360	0.8
147,000		Endurance Specialty Holdings Ltd.	5,653,620	0.7
237,400		Northern Trust Corp.	10,542,934	1.2
1,456,000		Old Republic International Corp.	15,812,160	1.9
2,890,000		Sumitomo Mitsui Trust Holdings, Inc. ADR	9,883,800	1.2
			69,864,934	8.3
		Health Care: 3.9%
511,000		Eli Lilly & Co.	20,051,640	2.4
213,000	@	Forest Laboratories, Inc.	6,926,760	0.8
88,000		Zimmer Holdings, Inc.	5,346,000	0.7
			32,324,400	3.9
		Industrials: 8.3%
223,590		Alliant Techsystems, Inc.	13,415,400	1.6
313,828		East Japan Railway Co. ADR	3,326,577	0.4
502,000		Finmeccanica SpA ADR	1,249,980	0.2
191,000	@	Layne Christensen Co.	4,620,290	0.6
114,200		Lockheed Martin Corp.	10,096,422	1.2
105,760		Manpower, Inc.	4,555,083	0.5
314,000	@	Shaw Group, Inc.	9,087,160	1.1
752,000		Skywest, Inc.	8,587,840	1.0
1,600,000		Southwest Airlines Co.	14,368,000	1.7
			69,306,752	8.3
		Information Technology: 8.9%
311,530		Cisco Systems, Inc.	6,193,216	0.7
395,180		Computer Sciences Corp.	12,550,917	1.5
814,000	@	Ingram Micro, Inc.	15,571,820	1.9
704,270		Microsoft Corp.	22,353,530	2.7
162,662	@	Tech Data Corp.	8,699,164	1.0
243,700	@	Western Digital Corp.	9,565,225	1.1
			74,933,872	8.9
		Materials: 19.1%
664,700		Barrick Gold Corp.	31,726,131	3.8
198,000	@, L	Ivanhoe Mines Ltd.	3,429,360	0.4
2,038,500		Kinross Gold Corp.	22,586,580	2.7
82,000		Mosaic Co/The	4,735,500	0.5
568,700		Newcrest Mining Ltd. ADR	19,887,439	2.4
646,170		Newmont Mining Corp.	38,382,498	4.6
1,193,000	@, L	Novagold Resources, Inc.	9,901,900	1.2
6,970,238	@	Polyus Gold International Ltd. GDR	23,350,297	2.8
337,211	@	Silver Standard Resources, Inc.	5,783,169	0.7
			159,782,874	19.1
		Telecommunications: 3.1%
525,000		KT Corp. ADR	7,722,750	0.9
290,000		SK Telecom Co., Ltd. ADR	4,190,500	0.5
131,500		Telekomunikasi Indonesia Tbk PT ADR	4,062,035	0.5
749,950		Turkcell Iletisim Hizmet AS ADR	10,199,320	1.2
			26,174,605	3.1
		Utilities: 8.2%
252,000		Ameren Corp.	8,081,640	1.0
2,355,500		EDF SA ADR	11,612,615	1.4
780,675	L	Centrais Eletricas Brasileiras SA ADR	11,920,907	1.4
376,650		Exelon Corp.	14,715,716	1.7
975,000		Korea Electric Power Corp. ADR	10,871,250	1.3
162,000	L, X	Mirant Corp.	—	—
2,882,900		Federal Hydrogenerating Co. JSC ADR	11,903,494	1.4
			69,105,622	8.2
		Total Common Stock
		(Cost $681,703,460)	719,799,849	85.8

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 2.7%
		Health Care: 1.8%
305,200	P	Omnicare, Inc.	$14,783,125	1.8

		Information Technology: 0.9%
9,900	P	Lucent Technologies Capital Trust I	8,028,900	0.9

		Total Preferred Stock
		(Cost $19,424,655)	22,812,025	2.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 2.1%
		Consumer Discretionary: 0.6%
3,852,000		JetBlue Airways Corp., 6.750%, 10/15/39	$5,084,640	0.6

		Energy: 0.9%
1,306,000		Goodrich Petroleum Corp., 5.000%, 10/01/29	1,260,290	0.1
11,743,000		USEC, Inc., 3.000%, 10/01/14	6,678,831	0.8
			7,939,121	0.9
		Health Care: 0.6%
5,712,000		Dendreon Corp., 2.875%, 01/15/16	4,790,940	0.6

		Total Corporate Bonds/Notes
		(Cost $19,905,141)	17,814,701	2.1

		Total Long-Term Investments
		(Cost $721,033,256)	760,426,575	90.6

SHORT-TERM INVESTMENTS: 11.4%
		Securities Lending Collateral(cc)(1): 2.9%
1,223,332		Barclays Bank PLC, Repurchase Agreement dated 02/29/12, 0.19%, due 03/01/12 (Repurchase Amount $1,223,338, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $1,247,799, due 04/15/12-02/15/42)	1,223,332	0.1
5,810,817		Merrill Lynch & Co., Inc., Repurchase Agreement dated 02/29/12, 0.16%, due 03/01/12 (Repurchase Amount $5,810,842, collateralized by various U.S. Government Securities, 0.875%, Market Value plus accrued interest $5,927,054, due 01/31/17)	5,810,817	0.7
5,810,817		Mizuho Securities USA Inc., Repurchase Agreement dated 02/29/12, 0.22%, due 03/01/12 (Repurchase Amount $5,810,852, collateralized by various U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $5,927,033, due 11/01/20-02/25/44)	5,810,817	0.7
5,810,817		Morgan Stanley, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $5,810,849, collateralized by various U.S. Government Agency Obligations, 2.216%-7.500%, Market Value plus accrued interest $5,927,033, due 09/20/18-05/01/47)	5,810,817	0.7
5,810,817		UBS Warburg LLC, Repurchase Agreement dated 02/29/12, 0.20%, due 03/01/12 (Repurchase Amount $5,810,849, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $5,927,033, due 12/01/21-02/01/42)	5,810,817	0.7
			24,466,600	2.9

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 29, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 8.5%
70,993,794		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $70,993,794)	$70,993,794	8.5

		Total Short-Term Investments
		(Cost $95,460,394)	95,460,394	11.4

		Total Investments in Securities (Cost $816,493,650)	$855,886,969	102.0
		Liabilities in Excess of Other Assets	(16,564,978)	(2.0)
		Net Assets	$839,321,991	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $822,083,082.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$79,858,048
		Gross Unrealized Depreciation	(46,054,161)
		Net Unrealized Appreciation	$33,803,887

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 29, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/29/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$19,438,900	$—	$—	$19,438,900
Consumer Staples	33,857,205	—	—	33,857,205
Energy	165,010,685	—	—	165,010,685
Financials	69,864,934	—	—	69,864,934
Health Care	32,324,400	—	—	32,324,400
Industrials	69,306,752	—	—	69,306,752
Information Technology	74,933,872	—	—	74,933,872
Materials	159,782,874	—	—	159,782,874
Telecommunications	26,174,605	—	—	26,174,605
Utilities	69,105,622	—	—	69,105,622
Total Common Stock	719,799,849	—	—	719,799,849
Preferred Stock	—	22,812,025	—	22,812,025
Corporate Bonds/Notes	—	17,814,701	—	17,814,701
Short-Term Investments	70,993,794	24,466,600	—	95,460,394
Total Investments, at value	$790,793,643	$65,093,326	$—	$855,886,969

There were no significant transfers between Level 1 and 2 during the period ended February 29, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended February 29, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/29/2012
Asset Table
Investments, at value
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—
Short-Term Investments	450,136	—	(450,136)	—	(112,534)	112,534	—	—	—
Total Investments, at value	$450,136	$—	$(450,136)	$—	$(112,534)	$112,534	$—	$—	$—

As of February 29, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 25, 2012